Assets held for sale and discontinued operations - Schedule of assets classified as held for sale (Details) - GBP (£) £ in Millions	Sep. 30, 2022	Mar. 31, 2022
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	£ 6,258	£ 10,000
Liabilities held for sale	(5,442)	(7,188)
Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	6,258
Liabilities held for sale	(5,442)
Net assets held for sale	816
Assets and liabilities classified as held for sale | UK Gas Transmission
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	6,076	5,871
Liabilities held for sale	(5,442)	(5,530)
Net assets held for sale	634	341
Assets and liabilities classified as held for sale | UK Gas Transmission | Borrowings
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Liabilities held for sale	(3,976)	(4,165)
Assets and liabilities classified as held for sale | UK Gas Transmission | Deferred tax liabilities
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Liabilities held for sale	(893)	(803)
Assets and liabilities classified as held for sale | UK Gas Transmission | Other liabilities
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Liabilities held for sale	(573)	(562)
Assets and liabilities classified as held for sale | UK Gas Transmission | Intangible assets
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	145	159
Assets and liabilities classified as held for sale | UK Gas Transmission | Property, plant and equipment
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	4,771	4,719
Assets and liabilities classified as held for sale | UK Gas Transmission | Trade and other receivables
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	318	215
Assets and liabilities classified as held for sale | UK Gas Transmission | Pension assets
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	549	664
Assets and liabilities classified as held for sale | UK Gas Transmission | Cash and cash equivalents
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	4	9
Assets and liabilities classified as held for sale | UK Gas Transmission | Financing derivatives
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	119	93
Assets and liabilities classified as held for sale | UK Gas Transmission | Other assets
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	£ 170	£ 12